ACCRUED SEVERANCE PAY, NET	12 Months Ended
Dec. 31, 2012
Accrued Severance Pay [Abstract]
Compensation and Employee Benefit Plans [Text Block]

NOTE 7 — ACCRUED SEVERANCE PAY, NET

Under Israeli law and labor agreements, the Company is required to make severance payments to its dismissed employees and employees leaving its employment in certain other circumstances. The Company's severance pay obligation to its employees, which is calculated on the basis of the salary of each employee for the last month of the reported period multiplied by the years of such employee's employment, is reflected by the accrual presented in the balance sheet and is partially funded by deposits with insurance companies and provident funds. Outside of Israel the Company accrues severance pay obligations when required under the applicable laws in such jurisdictions. Severance pay obligations made to Israeli employees are considered significant compared to all other subsidiaries.

Severance pay expenses amounted to $1,632, $1,383 and $911 for the years ended December 31, 2012, 2011 and 2010, respectively.